Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 12—COMMITMENTS AND CONTINGENCIES

Indemnification—Subject to certain limitations, the Company is obligated to indemnify its current and former directors, officers and employees with respect to certain litigation matters and investigations that arise in connection with their service to the Company. These obligations arise under the terms of its certificate of incorporation, its bylaws, applicable contracts, and Delaware and California law. The obligation to indemnify generally means that the Company is required to pay or reimburse the individuals’ reasonable legal expenses and possibly damages and other liabilities incurred in connection with these matters.

Legal—The Company is named from time to time as a party to lawsuits in the normal course of its business. Actions filed against the Company include commercial, intellectual property, customer, and labor and employment related claims, including complaints of alleged wrongful termination and potential class action lawsuits regarding alleged violations of federal and state wage and hour and other laws. Litigation, in general, can be expensive and disruptive to normal business operations. Moreover, the results of legal proceedings are difficult to predict, and the costs incurred in litigation can be substantial, regardless of outcome. The Company believes the amounts provided in its financial statements are adequate in light of the probable and estimated liabilities. Factors that the Company considers in the determination of the likelihood of a loss and the estimate of the range of that loss in respect of legal matters include the merits of a particular matter, the nature of the litigation, the length of time the matter has been pending, the procedural posture of the matter, whether the Company intends to defend the matter, the likelihood of settling for an insignificant amount and the likelihood of the plaintiff accepting an amount in this range. However, because such matters are subject to many uncertainties, the ultimate outcomes are not predictable and there can be no assurances that the actual amounts required to satisfy alleged liabilities from the matters described above will not exceed the amounts reflected in its financial statements or will not have a material adverse effect on its results of operations, financial condition or cash flows.

The Company is party to various claims, legal actions and complaints arising in the ordinary course of business related to the provision of its services and equipment claims. The Company regularly reviews outstanding legal claims and actions to determine if reserves for expected negative outcomes of such claims and actions are necessary. The Company had reserves for all such matters of approximately $2,817,000 and $2,527,000 as of September 30, 2013 and December 31, 2012, respectively. In conjunction with one of the settlements, the Company is obligated to pay certain future royalties, based on sales of future products.

Operating Leases—The Company leases office, warehouse space and an aircraft under operating leases with related and unrelated parties expiring in various years through 2028. The leases require the Company to pay additional rentals for increases in operating expenses and real estate taxes and contain renewal options. The Company entered into a lease agreement for its corporate headquarters in 2009 that provided for a leasehold allowance of approximately $4,382,000 to be paid by the property developer on behalf of the Company. In July 2012, the Company entered into a lease for additional office space for an initial lease term of 15 years. During the nine months ended September, 30, 2012, the Company deferred and amortized this amount as a credit to rent expense based on the applicable lease terms. In connection with the Transactions, this balance was reduced to zero, which represented the estimated fair value as of that date.

In December 2012, the Company entered into an aircraft lease agreement for the use of a corporate aircraft. Beginning January 2013, the Company is required to make 156 monthly rental payments of $83,000 each, with the option to extend the lease for an additional 36 months upon expiration of the initial term. The lease agreement provides for the option to purchase the aircraft on certain specified dates for a stated dollar amount, which represents the current estimated fair value as of the purchase date.

The Company also leases certain equipment and software under operating and capital leases with expiration dates through August 2016. The Company entered into a Fleet Lease Agreement during 2010 and leased 198 and 24 vehicles during the three months ended September 30, 2013 and September 30, 2012, respectively, and 236 and 185 vehicles for the nine months ended September 30, 2013 and September 30, 2012. The lease agreements are typically 36 month leases for each vehicle and the average remaining life for the fleet is 12.2 months as of September 30, 2013. As of September 30, 2013 and December 31, 2012, the capital lease obligation balance was $6,550,000 and $8,769,000, respectively.

Total rent expense for operating leases was approximately $1,441,000 and $1,387,000 for the three months ended September 30, 2013 and September 30, 2012, respectively, and $4,095,000 and $3,785,000 for the nine months ended September 30, 2013 and September 30, 2012.

NOTE 14—COMMITMENTS AND CONTINGENCIES

Indemnification—Subject to certain limitations, the Company is obligated to indemnify its current and former directors, officers and employees with respect to certain litigation matters and investigations that arise in connection with their service to the Company. These obligations arise under the terms of its certificate of incorporation, its bylaws, applicable contracts, and Delaware and California law. The obligation to indemnify generally means that the Company is required to pay or reimburse the individuals’ reasonable legal expenses and possibly damages and other liabilities incurred in connection with these matters.

Legal—The Company is named from time to time as a party to lawsuits in the normal course of its business. Actions filed against the Company include commercial, intellectual property, customer, and labor and employment related claims, including complaints of alleged wrongful termination and potential class action lawsuits regarding alleged violations of federal and state wage and hour and other laws. Litigation, in general, can be expensive and disruptive to normal business operations. Moreover, the results of legal proceedings are difficult to predict, and the costs incurred in litigation can be substantial, regardless of outcome. The Company believes the amounts provided in its financial statements are adequate in light of the probable and estimated liabilities. However, because such matters are subject to many uncertainties, the ultimate outcomes are not predictable and there can be no assurances that the actual amounts required to satisfy alleged liabilities from the matters described above will not exceed the amounts reflected in its financial statements or will not have a material adverse effect on its results of operations, financial condition or cash flows.

The Company is party to various claims, legal actions and complaints arising in the ordinary course of business related to the provision of its services and equipment claims. The Company regularly reviews outstanding legal claims and actions to determine if reserves for expected negative outcomes of such claims and actions are necessary. The Company had reserves for all such matters of approximately $2,527,000 and $743,800 as of December 31, 2012 and December 31, 2011, respectively. During fiscal 2012 and 2011, the Company settled various claims and litigation totaling approximately $253,000 and $4,313,000, respectively, the majority of which was accrued for and included in accrued expenses and other current liabilities as of December 31, 2011 and 2010. In conjunction with one of the settlements, the Company is obligated to pay certain future royalties, based on sales of future products.

Leases—The Company leases office, warehouse space and an aircraft under operating leases with related and unrelated parties expiring in various years through 2028. The leases require the Company to pay additional rentals for increases in operating expenses and real estate taxes and contain renewal options. The Company entered into a lease agreement for its corporate headquarters in 2009 that provided for a leasehold allowance of approximately $4,382,000 to be paid by the property developer on behalf of the Company. In July 2012, the Company entered into a lease for additional office space for an initial lease term of 15 years. The Company is deferring and amortizing this amount as a credit to rent expense through the end of the applicable lease terms.

In December 2012, the Company entered into an aircraft lease agreement for the use of a corporate aircraft. Beginning January 2013, the Company is required to make 156 monthly rental payments of $83,000 each, with the option to extend the lease for an additional 36 months upon expiration of the initial term. The lease agreement provides for the option to purchase the aircraft on certain specified dates for a stated dollar amount, which represents the current estimated fair value as of the purchase date.

The Company also leases certain equipment and software under operating and capital leases with expiration dates through August 2016. The Company entered into a Fleet Lease Agreement during 2010 and received 223 and 243 vehicles during the years ended December 31, 2012 and 2011, respectively. The lease agreements are typically 12 and 36 month leases for each vehicle and the average remaining life for the fleet is 18 months as of December 31, 2012. As of December 31, 2012 and 2011, the capital lease obligation balance was $8,769,000 and $7,879,000, respectively.

Total rent expense for operating leases was approximately $657,000, for the Successor Period ended December 31, 2012, $4,609,000 for the Predecessor Period ended November 16, 2012 and $5,079,000 and $4,086,000 for the years ended December 31, 2011 and 2010, respectively.

As of December 31, 2012, future minimum lease payments were as follows (in thousands):

	Operating	Capital	Total
2013	$6,698	$4,539	$11,237
2014	7,313	3,328	10,641
2015	7,371	1,697	9,068
2016	7,424	40	7,464
2017	7,405	—	7,405
Thereafter	54,371	—	54,371

	90,582	9,604	100,186
Amount representing interest	—	(835)	(835)

Total lease payments	$90,582	$8,769	$99,351